Basis of preparation of financial statements and principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Ownership Interests in Subsidiaries	Subsidiaries included in the consolidated financial statements:

				Percentage of Ownership (%)
				December 31,
Name of investor	Name of investee	Main businesses	Location	2018	2019
The Company	ChipMOS U.S.A., Inc. (“ChipMOS USA”)	Research, development and marketing of semiconductors, circuits, and electronic related products	San Jose, USA	100	100
The Company	ChipMOS BVI	Holding company	British Virgin Islands	100	100

Estimated Useful Life for Depreciation of Individual Assets

Buildings	5 to 51 years
Machinery and equipment	2 to 8 years
Tools	2 to 4 years
Others	2 to 6 years

Information About Differences Between Operating Lease Commitments And Lease Liabilities	The reconciliation between operating lease commitments for the remaining lease payments under IAS 17 and lease liabilities recognized as of January 1, 2019, measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate is as follows:

NT$000
Operating lease commitments disclosed by applying IAS 17 as of December 31, 2018	320,214
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018	17,792
Less: Short-term leases	(28,121)
Add: Adjustments as a result of a different treatment of extension and termination options	874,298

Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019	1,184,183

Incremental borrowing interest rate at the date of initial application	1.7895%~3.9474%

Lease liabilities recognized as of January 1, 2019 by applying IFRS 16	884,275